Short-Term Loans - Schedule of Composition (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Short Term Loan [Abstract]
Short-term loan	[1],[2],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13]	$ 13,224	$ 11,750
Accrued interest		310	128
Total short term loan		$ 13,534	$ 11,878

[1]

Loan received in February 2023, by HUB, in an aggregate principal amount of $2,500 thousand upon closing of the Business Combination (the “Secured Promissory Note”). The Secured Promissory Note will bear interest at a rate of 10% per annum and is due on demand. The Company failed to meet the contractual terms of the Secured Promissory Note. As a result, the Company is required to pay Dominion Capital LLC and its affiliates (“Dominion”) an interest rate of 24% immediately. As of December 31, 2024 the remaining principal amount is $3,715 thousand.

Subsequent to December 31, 2024, the Company reached a settlement with Dominion. For more information please refer to Note 28(11).

[2]	Loan received in December 2024, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 500 thousand ($137 thousand) and repayable in 12 installments from January 2025. The loan bearing interest of 6.5%. As of December 31, 2024 the remaining principal amount is $137 thousand.
[3]	Loan received in February 2023, by HUB, in an aggregate principal amount of NIS 3,300 thousand ($900 thousand) and repayable in one installment in January 2026 in an amount of $1,000 thousand. The loan bearing interest of 12%. As of December 31, 2024 the remaining principal amount is $961 thousand (including an interest of $238 thousand). The Company did not meet the interest payments, therefore the loan is classified as short-term loan.
[4]	Loan received in July 2020, by Comsec Distribution (fully owned subsidiary), with an original principal amount of NIS 5,000 thousand ($1,452 thousand) and repayable in 18 installments from January 2025. The loan bearing interest of Prime (Bank of Israel intrabank) + 1.5%. As of December 31, 2024 the remaining principal amount is $627 thousand.
[5]	Loan received in July 2024, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 1,200 thousand ($334 thousand) and repayable in 12 installments from August 2024. The loan bearing interest of 7%. As of December 31, 2024 the remaining principal amount is $195 thousand.
[6]	Loan received in May 2023, by Qpoint Technologies Ltd. (“Qpoint”), with an original principal amount of NIS 1,700 thousand ($469 thousand) and repayable in 12 installments from June 2023. The loan bearing interest of Prime + 1.1%. As of December 31, 2024 the loan has been fully repaid.
[7]	Loan received in May 2024, by Qpoint, with an original principal amount of NIS 1,200 thousand ($321 thousand) and repayable in 12 installments from June 2024. The loan bearing interest of 7.10%. As of December 31, 2024 the remaining principal amount is $240 thousand.
[8]	Loan received in September 2021, by Comsec (fully owned subsidiary), with an original principal amount of NIS 6,000 thousand ($1,934 thousand) and repayable in two annual installments from September 2023. The loan bearing interest of Prime (Bank of Israel intrabank) + 1.95%. As of December 31, 2024 the remaining principal amount is $877 thousand.
[9]	Loan received in September 2021, by Comsec (fully owned subsidiary), with an original principal amount of NIS 980 thousand ($309 thousand) and repayable in 47 installments from February 2021. The loan bearing interest of Prime (Bank of Israel intrabank) + 1.5%. As of December 31, 2024 the remaining principal amount is $53 thousand.
[10]	On-call loans received by Comsec, in an aggregate principal amount of NIS 34,106 thousand ($9,692 thousand). The loan bearing interest of 8.1%. As of December 31, 2024 the remaining principal amount is $4,527 thousand.
[11]	On-call loans received by Qpoint, in an aggregate principal amount of NIS 6,300 thousand ($1,703 thousand). The loan bearing interest of Prime + 1.1%. As of December 31, 2024 the remaining principal amount is $521 thousand.
[12]	In November 2024, The company received from Claymore a loan the amount of $500 thousand. The loan accrued interest at the rate of 10% of the principal amount and the interest rate will increase by 5% of the principal amount each week following December 15, 2024 until it is repaid. The loan is repayable upon the closing of the Company’s next financing.
[13]	Loan received in May 2023, by Aginix Engineering and Project Management Ltd. (“Aginix”), a second-tier subsidiary, with an original principal amount of NIS 1,000 thousand ($267 thousand) and repayable in 12 installments from June 2023. The loan bearing interest of 7.25%. As of December 31, 2024 the loan has been fully repaid.